Cover	Feb. 29, 2024
Cover [Abstract]
Entity Registrant Name	INUVO, INC.
Entity Central Index Key	0000829323
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Feb. 29, 2024
Entity File Number	001-32442
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	87-0450450
Entity Address Address Line 1	500 President Clinton Ave.
Entity Address Address Line 2	Ste. 300
Entity Address City Or Town	Little Rock
Entity Address State Or Province	AR
Entity Address Postal Zip Code	72201
City Area Code	501
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	205-8508